Operating Segments - Schedule of Consolidated Goodwill in Material Partially Owned Subsidiaries (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Consolidated Goodwill in Material Partially Owned Subsidiaries [Line Items]
Goodwill	$ 975,080	$ 936,581	$ 926,161
Matrix and its subsidiaries [Member]
Schedule of Consolidated Goodwill in Material Partially Owned Subsidiaries [Line Items]
Goodwill	294,282	285,596
Sapiens and its subsidiaries [Member]
Schedule of Consolidated Goodwill in Material Partially Owned Subsidiaries [Line Items]
Goodwill	396,919	401,699
Magic Software and its subsidiaries [Member]
Schedule of Consolidated Goodwill in Material Partially Owned Subsidiaries [Line Items]
Goodwill	172,515	166,065
Michpal and its subsidiaries [Member]
Schedule of Consolidated Goodwill in Material Partially Owned Subsidiaries [Line Items]
Goodwill	70,636	44,108
ZAP Group and its subsidiaries [Member]
Schedule of Consolidated Goodwill in Material Partially Owned Subsidiaries [Line Items]
Goodwill	32,009	32,186
Other consolidated subsidiaries [Member]
Schedule of Consolidated Goodwill in Material Partially Owned Subsidiaries [Line Items]
Goodwill	$ 8,719	$ 6,927